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Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under "Sales Charges" on page 177 of the fund's prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund's prospectus, entitled "Intermediary Sales Charge Discounts and Waivers;" and (iv) under "Alternative Purchase Arrangements" on page 115 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Vontobel Foreign Opportunities Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Vontobel Foreign Opportunities Fund		Class A	Class C	Class I	Class R6
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	none
Other Expenses		0.34%	0.27%	0.28%	0.19%
Total Annual Fund Operating Expenses		1.44%	2.12%	1.13%	1.04%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.07%)	(0.06%)	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.39%	2.05%	1.07%	0.95%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares and 0.95% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Vontobel Foreign Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	708	995	1,307	2,192
Class C	308	650	1,126	2,440
Class I	109	347	610	1,364
Class R6	97	322	565	1,263

Expense Example No Redemption - Virtus Vontobel Foreign Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	708	995	1,307	2,192
Class C	208	650	1,126	2,440
Class I	109	347	610	1,364
Class R6	97	322	565	1,263

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies

This fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

Equity-Linked Instruments Risk.  The fund's value may be negatively affected by factors relating to the risks of the referenced equity security, and the fund may experience a return different than the referenced equity security. Equity-linked instruments expose the fund to counterparty risk, which could result in a loss of all or part of the fund's investment.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q3/2010:	13.85%	Worst Quarter:	Q3/2011:	-12.92%

Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus Vontobel Foreign Opportunities Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	27.88%	8.05%	8.10%
Class A	Return Before Taxes	20.15%	6.48%	7.17%
Class C	Return Before Taxes	26.61%	6.98%	7.02%
Class R6	Returns Before Taxes	28.05%	8.17%		7.42%	Nov. 12, 2014
After Taxes on Distributions | Class I	Return After Taxes on Distributions	25.87%	6.74%	7.40%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	18.23%	6.30%	6.67%
MSCI AC World ex USA Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI AC World ex USA Index (net) (reflects no deduction for fees, expenses or taxes)	21.51%	5.51%	4.97%	4.88%	Nov. 12, 2014
MSCI EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	22.01%	5.67%	5.50%	5.16%	Nov. 12, 2014

As of January 28, 2020, the benchmark to which performance of the fund is compared is the MSCI AC World ex USA Index replacing the fund's previous primary benchmark, the The MSCI EAFE® Index (net). The fund's subadviser believes the MSCI AC World ex USA Index better reflects the markets and securities in which the fund is invested than the fund's previous benchmark. The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization weighted index that measures equity performance of developed and emerging markets, excluding the United States. The MSCI AC World ex USA Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.